Old Mutual Funds II
Supplement Dated September 27, 2010

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information of Old Mutual Funds II dated July 27, 2010 (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the table entitled “Interested Trustee and Advisory Trustee” on page 41 of the SAI:

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Walter W. Driver, Jr.** Age: 65	Advisory Trustee	Since 2006	Chairman – Southeast, Goldman Sachs & Co., 2006 – present. Chairman, King & Spalding LLP (law firm), 1970 – 2006.	22	Total Systems Services, Inc., Equifax, Inc., Old Mutual Funds I (Advisory Trustee), since 2007, Old Mutual Funds I (Trustee), 2005 – 2006, and Old Mutual Funds III (Advisory Trustee), 2008 – 2009.

*	Trustee of the Trust until such time as his or her successor is duly elected and appointed.

**
Mr. Driver is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, due to his employment at Goldman Sachs & Co. and the possibility that the Trust may execute trades with Goldman Sachs & Co. acting as principal.  As an Advisory Trustee, Mr. Driver has no voting rights.

The following paragraph replaces in its entirety the first paragraph under the heading “Board Structure” beginning on page 41 of the SAI:

“There are currently four voting members of the Board, each of whom, including the Chairman, are not “interested persons” of the Trust, as that term is defined in the 1940 Act. The Advisory Trustee attends Board meetings at the invitation of the Board, but does not vote on any matter considered by the Board and does not serve on any Committee.  The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Adviser, officers and attorneys for the Trust, and other Trustees generally between meetings.”

The following replaces in its entirety the table entitled “Interested Trustee and Advisory Trustee” on page 44 of the SAI:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies in the Old Mutual Fund Family Complex Overseen by Trustee
Walter W. Driver, Jr.	None	$10,001 - $50,000

The following replaces in its entirety the table under the heading “Trustee Compensation” on page 45 of the SAI:

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation from Trust and Trust Complex Paid to Trustees**
L. Kent Moore, Trustee	$0	N/A	N/A	$123,375 for services on two Boards
John R. Bartholdson, Trustee	$47,000	N/A	N/A	$144,750 for services on three Boards
Robert M. Hamje, Trustee	$0	N/A	N/A	$110,250 for services on two Boards
Jarrett Kling, Trustee	$0	N/A	N/A	$91,500 for services on two Boards
Walter W. Driver, Jr., Advisory Trustee	$0	N/A	N/A	$44,250

*	The Trust has no plan or other arrangement pursuant to which the Trustees receive pension or retirement benefits.

**
Compensation expenses are allocated pro rata based on the relative net assets of each Fund included in the Trust Complex.  During the Trust’s fiscal year ended March 31, 2010, each of the Trustees also served as trustees for the Old Mutual Funds III, a separate trust whose funds were liquidated on December 5, 2009.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-10-075  09/2010

Old Mutual Funds II
Supplement Dated September 27, 2010

This Supplement updates certain information contained in the currently effective Statement of Additional Information of the Old Mutual US Government Money Market Fund and Old Mutual US Treasury Money Market Fund dated June 21, 2010 (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the table entitled “Interested Trustee and Advisory Trustee” on page 23 of the SAI:

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Walter W. Driver, Jr.** Age: 65	Advisory Trustee	Since 2006	Chairman – Southeast, Goldman Sachs & Co., 2006 – present. Chairman, King & Spalding LLP (law firm), 1970 – 2006.	22	Total Systems Services, Inc., Equifax, Inc., Old Mutual Funds I (Advisory Trustee), since 2007, Old Mutual Funds I (Trustee), 2005 – 2006, and Old Mutual Funds III (Advisory Trustee), 2008 – 2009.

*	Trustee of the Trust until such time as his or her successor is duly elected and appointed.

**
Mr. Driver is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, due to his employment at Goldman Sachs & Co. and the possibility that the Trust may execute trades with Goldman Sachs & Co. acting as principal.  As an Advisory Trustee, Mr. Driver has no voting rights.

The following paragraph replaces in its entirety the first paragraph under the heading “Board Structure” beginning on page 24 of the SAI:

“There are currently four voting members of the Board, each of whom, including the Chairman, are not “interested persons” of the Trust, as that term is defined in the 1940 Act. The Advisory Trustee attends Board meetings at the invitation of the Board, but does not vote on any matter considered by the Board and does not serve on any Committee.  The Chairman presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the Adviser, officers and attorneys for the Trust, and other Trustees generally between meetings.”

The following replaces in its entirety the table entitled “Interested Trustee and Advisory Trustee” on page 26 of the SAI:

Name of Person, Position	Walter W. Driver
Aggregate Ownership in Trust	None
Aggregate Ownership in Old Mutual Complex	$10,001 - $50,000

The following replaces in its entirety the table under the heading “Trustee Compensation” on page 27 of the SAI:

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation from Trust and Trust Complex Paid to Trustees**
L. Kent Moore, Trustee	$0	N/A	N/A	$123,375 for services on two Boards
John R. Bartholdson, Trustee	$47,000	N/A	N/A	$144,750 for services on three Boards
Robert M. Hamje, Trustee	$0	N/A	N/A	$110,250 for services on two Boards
Jarrett Kling, Trustee	$0	N/A	N/A	$91,500 for services on two Boards
Walter W. Driver, Jr., Advisory Trustee	$0	N/A	N/A	$44,250

*	The Trust has no plan or other arrangement pursuant to which the Trustees receive pension or retirement benefits.

**
Compensation expenses are allocated pro rata based on the relative net assets of each Fund included in the Trust Complex.  During the Trust’s fiscal year ended March 31, 2010, each of the Trustees also served as trustees for the Old Mutual Funds III, a separate trust whose funds were liquidated on December 5, 2009.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-10-077  09/2010